Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Unearned ESOP Shares [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss), Net of Tax [Member]	Noncontrolling Interest [Member]
Beginning balance at Dec. 31, 2010	$ 167,353	$ 138	$ 102,229	$ (20,412)	$ 0	$ 70,605	$ 15,334	$ (541)
Net income	15,821					14,910		911
Other comprehensive results, net	5,570						5,570
Cash dividends	(5,521)					(5,521)
Six for five stock split, payment in lieu of fractional shares	(8)	25	(33)
Purchase of treasury stock, at cost	(4,754)			(4,754)
Reissuance of treasury stock for stock option exercises	777			1,389		(612)
Compensation expense on ESOP	1,309		493		816
Additional ESOP shares purchased	(504)		(504)
Tax effect of compensatory stock options	55		55
Compensation expense for stock options	380		380
Purchase of treasury stock for ESOP shares				4,151	(5,000)	849
Unvested shares in MRP	136		47	89
Capital disbursement for noncontrolling interest	(1,539)							(1,539)
Ending balance at Dec. 31, 2011	179,075	163	102,667	(19,537)	(4,184)	80,231	20,904	(1,169)
Net income	15,822					14,903		919
Other comprehensive results, net	4,199						4,199
Cash dividends	(5,737)					(5,737)
Purchase of treasury stock, at cost	(541)			(541)
Reissuance of treasury stock for stock option exercises	746			1,078		(332)
Compensation expense on ESOP	1,432		380		1,052
Additional ESOP shares purchased	(329)		(329)
Tax effect of compensatory stock options	48		48
Compensation expense for stock options	563		563
Unvested shares in MRP	170		17	153
Capital disbursement for noncontrolling interest	(648)							(648)
Ending balance at Dec. 31, 2012	194,800	163	103,346	(18,847)	(3,132)	89,065	25,103	(898)
Net income	15,854					15,344		510
Other comprehensive results, net	(20,488)						(20,488)
Cash dividends	(6,668)					(6,668)
Six for five stock split, payment in lieu of fractional shares	(5)	29	(34)
Purchase of treasury stock, at cost	(619)			(619)
Reissuance of treasury stock for stock option exercises	1,558			1,694		(136)
Compensation expense on ESOP	1,594		583		1,011
Additional ESOP shares purchased	(425)		(425)
Tax effect of compensatory stock options	45		45
Compensation expense for stock options	739		739
Unvested shares in MRP	229		(3)	232
Capital disbursement for noncontrolling interest	(771)							(771)
Ending balance at Dec. 31, 2013	$ 185,843	$ 192	$ 104,251	$ (17,540)	$ (2,121)	$ 97,605	$ 4,615	$ (1,159)